RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of effect of the restatement on each financial statement

The following table summarizes the effect of the restatement on each financial statement line item as of the dates, and for the period, indicated:

	As Previously Reported	Adjustments	As Restated
Balance sheet as of October 2, 2020 (audited)
Warrant Liability	$—	$28,860,000	$28,860,000
Common Shares Subject to Possible Redemption	443,244,970	(28,860,000)	414,384,970
Class A Common Shares	168	288	456
Additional Paid-in Capital	5,000,853	1,015,507	6,016,360
Accumulated Deficit	(2,163)	(1,015,795)	(1,017,958)
Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$65,646,664	$65,646,664
Common Shares Subject to Possible Redemption	442,135,795	(65,646,665)	376,489,130
Class A Common Shares	179	656	835
Additional Paid-in Capital	6,110,017	37,801,804	43,911,821
Accumulated Deficit	(1,111,338)	(37,802,459)	(38,913,797)
Shareholders’ Equity	5,000,008	1	5,000,009
Period from July 8, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$(36,786,664)	$(36,786,664)
Offering costs allocated to warrant liability	—	(1,015,795)	(1,015,795)
Net loss	(1,111,338)	(37,802,459)	(38,913,797)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	44,324,497	(2,886,000)	41,438,497
Basic and diluted net loss per common share, common stock subject to possible redemption	—	—	—
Basic and diluted weighted average shares outstanding, non-redeemable common stock	11,775,126	1,613,292	13,388,418
Basic and diluted net loss per common share, non-redeemable common stock	(0.09)	(2.82)	(2.91)
Statement of cash flows for the period from July 8, 2020 (inception) through December 31, 2020
Cash Flows from Operating Activities:
Net loss	$(1,111,338)	$(37,802,459)	$(38,913,797)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities	—	36,786,664	36,786,664
Non-Cash Investing and Financing Activities:
Initial measurement of warrants issued in connection with the Initial Public Offering accounted for as liabilities	—	28,860,000	28,860,000
Statement of changes in stockholders’ equity for the period from July 8, 2020 (inception) through December 31, 2020
Class A common stock:
Shares of Class A common stock subject to possible redemption	(44,213,441)	6,564,646	(37,648,795)
Class A common stock subject to possible redemption	$(4,421)	$656	$(3,765)
Additional Paid-in Capital:
Sale of 46,000,000 Units, net of underwriting discounts	434,217,541	(16,924,205)	417,293,336
Contribution in excess of fair value of Private Placement Warrants	—	3,080,000	3,080,000
Sale of 9,333,333 Private Placement Warrants	14,000,000	(14,000,000)	—
Class A common stock subject to possible redemption	(442,131,374)	65,646,009	(376,485,365)
Accumulated Deficit:
Net loss	(1,111,338)	(37,802,459)	(38,913,797)
Total Stockholders’ Equity:
Sale of 46,000,000 Units, net of underwriting discounts	434,222,141	(16,924,205)	417,297,936
Contribution in excess of fair value of Private Placement Warrants	—	3,080,000	3,080,000
Sale of 9,333,333 Private Placement Warrants	14,000,000	(14,000,000)	—
Class A common stock subject to possible redemption	(442,135,795)	65,646,665	(376,489,130)
Net loss	(1,111,338)	(37,802,459)	(38,913,797)